Stockholders’ Equity	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 14 – Stockholders’ Equity

Convertible Preferred Stock

The Company has authorized 1,000,000 shares of $0.001 par value convertible preferred stock. At May 31, 2022 and August 31, 2021, there were 0 and 0 convertible preferred shares issued and outstanding, respectively.

Common Stock

The Company has authorized 499,000,000 shares of $0.001 par value common stock. On February 1, 2021, the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. At May 31, 2022 and August 31, 2021, there were 30,659,073 and 26,610,144 common shares issued and outstanding, respectively.

During the nine months ended May 31, 2022, the Company issued:

●	35,000 restricted shares of common stock as consideration for a Consulting and Services Agreement valued at $64,750. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on September 16, 2021.

●	2,000,000 restricted shares of common stock as collateral to be held in escrow pursuant to the terms and conditions provided for in a certain Securities Purchase Agreement, Pledge and Security Agreement, Secured Convertible Promissory Note, and Escrow Agreement, all dated November 17, 2021 to which the Company is a guarantor for that certain senior secured convertible promissory note in the principal amount of up to $1,875,000. The shares were issued on November 23, 2021. The Company value these shares at $0 since they are being held in escrow and will only be released to the convertible note holders upon certain conditions, including default on the notes.

●	50,000 restricted shares of common stock as consideration for a Consulting Agreement valued at $65,500. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on December 20, 2021.

●

25,000 restricted shares of common stock as consideration for an Independent Contractor Agreement valued at $30,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on January 24, 2022.

●	65,000 restricted shares of common stock as consideration for an Independent Contractor Agreement valued at $78,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on January 24, 2022.

●	50,000 restricted shares of common stock as consideration for a Consulting Agreement valued at $60,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on January 24, 2022.

●	50,000 restricted shares of common stock as consideration for a Consulting Agreement valued at $64,500. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on February 24, 2022.

●	50,000 restricted shares of common stock as consideration for an Independent Contractor Agreement valued at $138,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on March 18, 2022.

●	25,000 restricted shares of common stock as consideration for an Independent Contractor Agreement valued at $69,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on March 18, 2022.

●	800,000 restricted shares of common stock as consideration for a Membership Interest Purchase Agreement valued at $1,704,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on April 7, 2022.

●	50,000 restricted shares of common stock as consideration for a Consulting Agreement valued at $107,000. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on May 2, 2022.

●	225,000 restricted shares of common stock issued for NHL Exchangeable Shares under the terms and conditions of a Share Exchange Agreement which closed on June 24, 2021. The fair value was determined based on the market price of the Company’s common stock on the date of closing. The shares were issued on May 11, 2022.

●	623,929 shares of common stock as consideration for payment of an aggregate principal amount of $1,244,444 and an aggregate accrued interest amount of $3,405 on the $16.66m+ convertible notes. The shares were issued on various dates during the three months ended May 31, 2022.

Stock Options

On September 8, 2015, the Company’s Board of Directors and stockholders holding a majority of the Company’s outstanding common stock approved the Novo Integrated Sciences, Inc. 2015 Incentive Compensation Plan (the “2015 Plan”), which authorized the issuance of up to 500,000 shares of common stock to employees, officers, directors or independent consultants of the Company, provided that no person can be granted shares under the 2015 Plan for services related to raising capital or promotional activities. During fiscal years 2020 and 2019, the Company did not grant any awards under the 2015 Plan. The Company does not intend to issue any additional grants under the 2015 Plan.

On January 16, 2018, the Company’s Board of Directors and stockholders holding a majority of the Company’s outstanding common stock approved the Novo Integrated Sciences, Inc. 2018 Incentive Compensation Plan (the “2018 Plan”). Under the 2018 Plan, 1,000,000 shares of common stock are authorized for the grant of stock options and the issuance of restricted stock, stock appreciation rights, phantom stock and performance awards to officers, directors, employees and eligible consultants to the Company or its subsidiaries. As of May 31, 2022, the 2018 Plan had 864,900 shares available for award; however, the Company does not intend to issue any additional grants under the 2018 Plan.

On February 9, 2021, the Company’s Board of Directors and stockholders holding a majority of the Company’s outstanding common stock approved the Novo Integrated Sciences, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). Under the 2021 Plan, a total of 4,500,000 shares of common stock are authorized for issuance pursuant to the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares or other cash- or stock-based awards to officers, directors, employees and eligible consultants to the Company or its subsidiaries. Subject to adjustment as provided in the 2021 Plan, the maximum aggregate number of shares that may be issued under the 2021 Plan is eligible to be cumulatively increased on January 1, 2022 and on each subsequent January 1 through and including January 1, 2023, by a number of shares equal to the smaller of (i) 3% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (ii) an amount determined by our Board of Directors. The Company chose not to cumulatively increase the shares authorized for issuance under the 2021 Plan effective January 1, 2022. As of May 31, 2022, the 2021 Plan had 4,039,315 shares available for award.

The following is a summary of stock options activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, August 31, 2021	1,849,600	2.29	3.14	$218,240
Granted	329,985	1.41
Forfeited	-
Exercised	-
Outstanding, May 31, 2022	2,179,585	2.16	2.74	$658,069
Exercisable, May 31, 2022	1,968,096	$2.25	2.52	$505,797

The exercise price for stock options outstanding at May 31, 2022:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
281,985	$1.33	70,496	$1.33
997,000	1.60	997,000	1.60
48,000	1.87	48,000	1.87
775,000	3.00	775,000	3.00
72,600	3.80	72,600	3.80
5,000	5.00	5,000	5.00
2,179,585		1,968,096

For options granted during the nine months ended May 31, 2022 where the exercise price equaled the stock price at the date of the grant, the weighted-average fair value of such options was $1.37, and the weighted-average exercise price of such options was $1.41. No options were granted during the nine months ended May 31, 2022 where the exercise price was less than the stock price at the date of grant or the exercise price was greater than the stock price at the date of grant.

For options granted during the nine months ended May 31, 2021 where the exercise price equaled the stock price at the date of the grant, the weighted-average fair value of such options was $3.76, and the weighted-average exercise price of such options was $3.80. No options were granted during the nine months ended May 31, 2021 where the exercise price was less than the stock price at the date of grant or the exercise price was greater than the stock price at the date of grant.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $289,892 and $88,855 during the nine months ended May 31, 2022 and 2021, respectively. At May 31, 2022, the unamortized stock option expense was $273,991, which will be amortized into expense through February 2023.

The assumptions used in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows for the options granted during the nine months ended May 31, 2022 and 2021:

	2022	2021

Risk-free interest rate	0.93 to 1.89%	0.42%
Expected life of the options	2.5 years	2.5 years
Expected volatility	281%	268%
Expected dividend yield	0%	0%

Warrants

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, August 31, 2021	2,388,050	3.35	5.12	$-
Granted	6,057,214	2.05
Forfeited	-
Exercised	-
Outstanding, May 31, 2022	8,445,264	2.42	3.75	$291,667
Exercisable, May 31, 2022	8,445,264	$2.42	3.75	$291,667

The exercise price for warrants outstanding at May 31, 2022:

Outstanding and Exercisable
Number of	Exercise
Warrants	Price
5,833,334	$2.00
2,611,930	3.35
8,445,264

Note 13 – Stockholders’ Equity

Convertible preferred stock

The Company has authorized 1,000,000 shares of $0.001 par value convertible preferred stock. As of August 31, 2021 and 2020 there were 0 and 0 convertible preferred shares issued and outstanding, respectively.

Common Stock

The Company has authorized 499,000,000 shares of $0.001 par value common stock. On February 1, 2021, the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. As of August 31, 2021 and 2020 there were 26,610,144 and 23,466,236 common shares issued and outstanding, respectively.

During the fiscal year ended August 31, 2021, the Company issued:

●	21,905 restricted shares of common stock to a non-U.S. person for cash proceeds of $92,000.

●	15,000 restricted shares of common stock as consideration for a Statement of Work Agreement with an independent contractor valued at $55,500. The fair value was determined based on the market price of the Company’s common stock on the date of grant.

●	50,000 restricted shares of common stock as consideration for a Consulting and Services Agreement valued at $192,500. The fair value was determined based on the market price of the Company’s common stock on the date of grant.

●	240,000 restricted shares of common stock as consideration for an Asset Purchase Agreement with a value of $876,000 based on the market price of the Company’s common stock of $3.65 per share on the date of grant.

●	957 shares of common stock to round fractional shares that would have been issued pursuant to the reverse stock split to the next highest whole share as a result of the Company’s 1-for-10 reverse stock split of our common stock, effective February 1, 2021. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next whole share amount.

●	7,500 shares of common stock issued upon the exercise of stock options. The Company received the exercise price of $12,000 in cash.

●	100,000 restricted shares of common stock under the terms and conditions of a certain Letter of Engagement, dated July 31, 2020, as a result of the Company’s successful uplist to the Nasdaq Capital Markets. The fair value of the shares were $375,000 based on the market value of the Company’s stock on the date of grant.

●	9,913 shares of common stock under the Company’s 2021 Equity Incentive Plan and registered pursuant to the Company’s registration statement on Form S-8 (File No. 333-253289) for payment of legal services valued at $37,172.

●	2,388,050 shares of common stock, to accredited investors, under the terms and conditions of a Securities Purchase Agreement, dated April 9, 2021, in a registered direct offering for an agreed upon purchase price of $3.35 per share. The Company incurred offering cost of $764,388 associated with this offering. The shares were offered pursuant to an effective shelf registration statement on Form S-3 (File No. 333-254278), which was declared effective on March 22, 2021. The shares were issued on April 13. 2021.

●	189,796 restricted shares of common stock as consideration for a Share Exchange Agreement with the securities exchange valued at $430,837, or $2.27 per share. The fair value was determined based on the market price of the Company’s common stock on the date of grant. The shares were issued on May 24, 2021.

●	120,787 shares of common stock under the Company’s 2021 Equity Incentive Plan and registered pursuant to the Company’s registration statement on Form S-8 (File No. 333-253289) to three members of the Company’s Medical Advisory Board for payment of services valued at $215,000.

During the fiscal year ended August 31, 2020, the Company issued:

●	800,000 restricted shares of common stock as consideration for the Intellectual Property Asset Purchase Agreement with a value of $5,248,000 based on the closing share price of $6.56 on the Agreement date of execution.

●	96,558 restricted shares of common stock as consideration for the License Agreement Amendment No. 1 with a value of $386,231 based on the closing share price of $4.00 on the execution date of the Agreement Amendment No. 1.

●	15,091 restricted shares of common stock as consideration for payment in full of a related party loan debt with a value of CAD$304,321 (approximately $226,363 as of July 21, 2020) based on a per share price of $15.00.

●	100,000 restricted shares of common stock as consideration for general financial advisory, investment banking and digital marketing services valued at $340,000, The fair value was determined based on the market price of the Company’s common stock on the date of issuance.

●	50,000 S-8 shares from the Company’s 2018 Incentive Plan to an independent contractor as consideration for professional management consulting service valued at $250,000, The fair value was determined based on the market price of the Company’s common stock on the date of issuance.

●	35,437 restricted shares of common stock for cash proceeds of $113,399.

Common Stock to be Issued

In connection with the acquisition of Acenzia (See Note 15), the Company is obligated to issue 3,622,199 shares of the Company’s common stock.

Stock Options and Warrants

On September 8, 2015, the Company’s Board of Directors and stockholders holding a majority of the Company’s outstanding common stock approved the Novo Integrated Sciences, Inc. 2015 Incentive Compensation Plan (the “2015 Plan”), which authorizes the issuance of up to 500,000 shares of common stock to employees, officers, directors or independent consultants of the Company, provided that no person can be granted shares under the 2015 Plan for services related to raising capital or promotional activities. During fiscal years 2021 and 2020, the Company did not grant any awards under the 2015 Plan. The Company does not intend to issue any additional grants under the 2015 Plan.

On January 16, 2018, the Company’s Board of Directors and stockholders holding a majority of the Company’s outstanding common stock approved the Novo Integrated Sciences, Inc. 2018 Incentive Compensation Plan (the “2018 Plan”). Under the 2018 Plan, 1,000,000 shares of common stock are authorized for the grant of stock options and the issuance of restricted stock, stock appreciation rights, phantom stock and performance awards to officers, directors, employees and eligible consultants to the Company or its subsidiaries. As of August 31, 2021, the 2018 Plan has 864,900 shares available for award; however, the Company does not intend to issue any additional grants under the 2018 Plan.

On February 9, 2021, the Company’s Board of Directors and stockholders holding a majority of the Company’s outstanding common stock approved the Novo Integrated Sciences, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). Under the 2021 Plan, a total of 4,500,000 shares of common stock are authorized for issuance pursuant to the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares or other cash- or stock-based awards to officers, directors, employees and eligible consultants to the Company or its subsidiaries. Subject to adjustment as provided in the 2021 Plan, the maximum aggregate number of shares that may be issued under the 2021 Plan will be cumulatively increased on January 1, 2022 and on each subsequent January 1 through and including January 1, 2023, by a number of shares equal to the smaller of (i) 3% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (ii) an amount determined by our Board of Directors. As of August 31, 2021, the 2021 Plan has 4,369,300 shares available for award.

The following is a summary of stock option/warrant activity:

			Weighted
		Weighted	Average
	Options/	Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, August 31, 2019	1,009,500	3.00	3.58	$1,141,500
Granted	775,000	3.00
Forfeited	-
Exercised	-
Outstanding, August 31, 2020	1,784,500	2.20	4.09	$3,173,800
Granted	2,460,650	3.36
Forfeited	-
Exercised	(7,500)	1.60
Outstanding, August 31, 2021	4,237,650	2.89	4.26	$218,240
Exercisable, August 31, 2021	4,207,400	$2.88	4.25	$218,240

The exercise price for options/warrants outstanding at August 31, 2021:

Outstanding		Exercisable
Number of		Number of
Options/	Exercise	Options/	Exercise
Warrants	Price	Warrants	Price
997,000	$1.60	997,000	$1.60
775,000	3.00	775,000	3.00
2,388,050	3.35	2,388,050	3.35
72,600	3.80	42,350	3.80
5,000	5.00	5,000	5.00
4,237,650		4,207,400

For options granted during fiscal year ended August 31, 2021 where the exercise price equaled the stock price at the date of the grant, the weighted-average fair value of such options was $3.76, and the weighted-average exercise price of such options was $3.80. No options were granted during fiscal year ended August 31, 2021 where the exercise price was less than the stock price at the date of grant or the exercise price was greater than the stock price at the date of grant.

For options granted during the fiscal year ended August 31, 2020 where the exercise price equaled the stock price at the date of the grant, the weighted-average fair value of such options was $2.92 and the weighted-average exercise price of such options/warrants was $3.00. No options were granted during the fiscal year ended August 31, 2020 where the exercise price was less than the stock price at the date of grant or the exercise price was greater than the stock price at the date of grant.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $155,496 and $2,265,211 during the years ended August 31, 2021 and 2020, respectively. At August 31, 2021, the unamortized stock option expense was $111,068, which will be amortized to expense through January 2022.

The assumptions used in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows:

	Years Ended August 31,
	2021	2020

Risk-free interest rate	0.42%	0.21%
Expected life of the options	2.5 years	2.5 years
Expected volatility	268%	281%
Expected dividend yield	0%	0%

During the year ended August 31, 2020, the Company re-priced the exercise price of 449,500 options to $1.60 and extended the expiration date of 437,000 options by two years. The change in fair value between the options using the original terms and the options using the new expiration dates and exercise prices was $62,822 which has been recorded as expense in the accompanying consolidated statements of operations and comprehensive loss.